SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of year	$ 2,110	$ 4,559	$ 4,085
Provisions charged to expense	2,824	342	1,840
Amounts written off	(3,080)	(2,791)	(1,922)
Business divestiture	(308)	0	0
Other, including fluctuations in foreign exchange rates	37	0	121
Allowance for credit losses, end of year	1,583	2,110	4,559
Cumulative Effect, Period of Adoption, Adjustment
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of year	$ 0	0	435
Allowance for credit losses, end of year		$ 0	$ 0